STOCK-BASED COMPENSATION - PERFORMANCE SHARES AND RESTRICTED STOCK ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 09, 2020	Nov. 12, 2019	Nov. 13, 2018
Performance share awards
Shares
Outstanding at beginning of period (in shares)	130,509	145,176	156,587
Granted (in shares)	82,064	100,262	91,177
Vested (in shares)	(55,025)	(103,009)	(100,146)
Cancelled/forfeited (in shares)	(1,817)	(11,920)	(2,442)
Outstanding at end of period (in shares)	155,731	130,509	145,176
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 46.53	$ 39.67	$ 30.12
Granted (in dollars per share)	40.61	47.98	44.67
Vested (in dollars per share)	44.27	38.52	29.49
Cancelled/forfeited (in dollars per share)	44.38	44.34	31.45
Outstanding at end of period (in dollars per share)	$ 44.22	$ 46.53	$ 39.67
Total Fair Value of Vested Shares	$ 2,083	$ 4,622	$ 4,714
Percent of awards to common stock					117.00%	121.00%
Number of common shared issued (in shares)					26,413	39,694
Percent of awards to common stock, target					100.00%	100.00%
Performance share awards | Minimum
Weighted Average Grant Date Fair Value
Percent of awards to common stock	0.00%
Performance share awards | Maximum
Weighted Average Grant Date Fair Value
Percent of awards to common stock	150.00%
Performance Shares, Subject to Performance Conditions
Shares
Outstanding at beginning of period (in shares)	63,870	59,341
Outstanding at end of period (in shares)	48,941	63,870	59,341
Weighted Average Grant Date Fair Value
Percent of awards to common stock						99.00%
Number of common shared issued (in shares)						38,660
Performance-based Restricted Stock
Weighted Average Grant Date Fair Value
Percent of awards to common stock					100.00%	100.00%
Number of common shared issued (in shares)					24,468	36,998
Performance Shares, TSR
Weighted Average Grant Date Fair Value
Percent of awards to common stock					119.00%
Number of common shared issued (in shares)					43,641
Restricted Stock
Shares
Outstanding at beginning of period (in shares)	58,156	44,168	51,154
Granted (in shares)	42,478	35,284	27,949
Vested (in shares)	(25,973)	(20,748)	(33,815)
Cancelled/forfeited (in shares)	(1,175)	(548)	(1,120)
Outstanding at end of period (in shares)	73,486	58,156	44,168
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 46.18	$ 41.24	$ 32.40
Granted (in dollars per share)	40.61	48.24	45.00
Vested (in dollars per share)	44.71	39.26	31.23
Cancelled/forfeited (in dollars per share)	43.62	42.96	33.54
Outstanding at end of period (in dollars per share)	$ 43.52	$ 46.18	$ 41.24
Total Fair Value of Vested Shares	$ 1,073	$ 935	$ 1,438
Subsequent Event | Performance share awards
Weighted Average Grant Date Fair Value
Percent of awards to common stock				114.00%
Number of common shared issued (in shares)				28,513
Percent of awards to common stock, target				100.00%
Subsequent Event | Performance-based Restricted Stock
Weighted Average Grant Date Fair Value
Percent of awards to common stock				100.00%
Number of common shared issued (in shares)				11,139
Subsequent Event | Performance Shares, TSR
Weighted Average Grant Date Fair Value
Number of common shared issued (in shares)				0